Concentration (Tables)	12 Months Ended
Feb. 28, 2025
Risks and Uncertainties [Abstract]
Schedules of Concentrations of Continuing Operations

For the years ended February 28, 2023, February 29, 2024 and February 28, 2025, the customers who accounted for 10% or more of total revenues are presented as follows:

	For the Years Ended
	February 28,		February 29,		February 28,
	2023		2024		2025
	RMB	%	RMB	%	RMB	USD	%
Customer A	7,381	22%	*	*	*	*	*
Total	7,381	22%	*	*	*	*	*

*Represented the percentage below 10%

As of February 29, 2024 and February 28, 2025, the customers who accounted for 10% or more of accounts receivable are presented as follows:

	As of
	February 29,		February 28,
	2024		2025
	RMB	%	RMB	USD	%
Customer B	927	29%	*	*	*
Customer C	662	20%	—	—	—
Customer D	387	12%	*	*	*
Customer E	—	—	438	60	22%
Customer F	*	*	274	38	13%
Total	1,976	61%	712	98	35%

*Represented the percentage below 10%

(b)Major suppliers:

For the years ended February 28, 2023, February 29, 2024 and February 28, 2025, the suppliers who accounted for 10% or more of total cost of revenues are presented as follows:

	For the Years Ended
	February 28,		February 29,		February 28,
	2023		2024		2025
	RMB	%	RMB	%	RMB	USD	%
Supplier G	—	—	*	*	33,845	4,647	17%
Total	—	—	*	*	33,845	4,647	17%

*Represented the percentage below 10%

As of February 29, 2024 and February 28, 2025, the suppliers who accounted for 10% or more of accounts payable are presented as follows:

	As of
	February 29,		February 28,
	2024		2025
	RMB	%	RMB	USD	%
Supplier G	—	—	2,136	293	57%
Supplier H	—	—	796	109	21%
Total	—	—	2,932	402	78%